Shareholders' Equity (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Dividends Payable [Line Items]
Dividend paid	$ 1,909,712	$ 1,539,260	$ 8,945,377
April 26, 2013 Annual Dividend 2012 [Member]
Dividends Payable [Line Items]
Dividend paid	4,142,199
September 20, 2013 Six Month Dividend 2013 [Member]
Dividends Payable [Line Items]
Dividend paid	4,803,178
October 14, 2014 Six Month Dividend 2014 [Member]
Dividends Payable [Line Items]
Dividend paid	1,539,260
June 22, 2015 Annual Dividend 2014 [Member]
Dividends Payable [Line Items]
Dividend paid	1,038,967
October 19, 2015 Six Month Dividend 2015 [Member]
Dividends Payable [Line Items]
Dividend paid	$ 870,745